Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2011
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 1	(5,794,927)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 2	(2,976,645)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 3	(1,970,275)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 4	(1,012,059)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 5	4,088
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 6	14,502
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 7	399,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 8	21,884
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 9	1,567,187
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 10	975,673
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 11	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 12	0